FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of derivative financial instruments [text block] [Abstract]
FINANCIAL INSTRUMENTS

NOTE 7 - FINANCIAL INSTRUMENTS

Financial instruments by category

As of December 31, 2021

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,020,810	26,025	-	1,046,835
Other financial assets, current (*)	83,150	347	17,641	101,138
Trade and others accounts receivable, current	902,672	-	-	902,672
Accounts receivable from related entities, current	724	-	-	724
Other financial assets, non current	15,622	-	-	15,622
Accounts receivable, non current	12,201	-	-	12,201
Total	2,035,179	26,372	17,641	2,079,192

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	4,447,780	2,937	2,734	4,453,451
Trade and others accounts payable, current	4,860,153	-	-	4,860,153
Accounts payable to related entities, current	661,602	-	-	661,602
Other financial liabilities, non-current	5,948,702	-	-	5,948,702
Accounts payable, non-current	472,426	-	-	472,426
Total	16,390,663	2,937	2,734	16,396,334

(*)	The value presented as fair value with changes in the result, corresponds mainly to private investment funds; and as measured at amortized cost correspond to guarantees delivered.

As of December 31, 2020

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,663,059	32,782	-	1,695,841
Other financial assets, current (*)	48,605	348	1,297	50,250
Trade and others accounts receivable, current	599,381	-	-	599,381
Accounts receivable from related entities, current	158	-	-	158
Other financial assets, non current	33,140	-	-	33,140
Accounts receivable, non current	4,986	-	-	4,986
Total	2,349,329	33,130	1,297	2,383,756

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	3,050,059	2,937	2,734	3,055,730
Trade and others accounts payable, current	2,322,125	-	-	2,322,125
Accounts payable to related entities, current	812	-	-	812
Other financial liabilities, non-current	7,803,801	-	-	7,803,801
Accounts payable, non-current	651,600	-	-	651,600
Accounts payable to related entities, non-current	396,423	-	-	396,423
Total	14,224,820	2,937	2,734	14,230,491

(*)	The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and as measured at amortized cost they correspond to the guarantees granted.